Securitisations and Covered Bonds	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Securitisations and Covered Bonds

16. SECURITISATIONS AND COVERED BONDS

The Santander UK group uses structured entities to securitise some of the mortgage and other loans to customers that it originates. The Santander UK group also issues covered bonds, which are guaranteed by a pool of the Santander UK group’s mortgage loans that it has transferred into Abbey Covered Bonds LLP. The Santander UK group issues mortgage-backed securities, other asset-backed securities and covered bonds mainly in order to obtain diverse, low cost funding, but also to be used as collateral for raising funds via third party bilateral secured funding transactions or for creating collateral which could in the future be used for liquidity purposes. The Santander UK group has successfully used bilateral secured transactions as an additional form of medium-term funding; this has allowed the Santander UK group to further diversify its medium-term funding investor base. The Santander UK group’s principal securitisation programmes and covered bond programme, together with the balances of the advances subject to securitisation and the carrying value of the notes in issue at 31 December 2017 and 2016 are listed below. The related notes in issue are set out in Note 25.

Loans and advances to customers include portfolios of residential mortgage loans, and receivables derived from credit agreements with retail customers for the purchases of financed vehicles, which are subject to non-recourse finance arrangements. These loans and receivables have been purchased by, or assigned to, structured entities or Abbey Covered Bonds LLP, and have been funded primarily through the issue of mortgage-backed securities, other asset-backed securities or covered bonds. No gain or loss has been recognised as a result of these sales. The structured entities and Abbey Covered Bonds LLP are consolidated as subsidiaries. The Company and its subsidiaries do not own directly, or indirectly, any of the share capital of any of the structured entities.

a) Securitisations

The gross assets securitised at 31 December 2017 and 2016 under the structures described below were:

	2017	2016
	£m	£m
Master trust structures:
– Holmes	4,299	5,560
– Fosse	5,732	7,182
– Langton	3,893	5,211
	13,924	17,953
Other securitisation structures:
– Motor	1,318	1,117
– Auto ABS UK Loans	1,498	1,260
	2,816	2,377
Total gross assets securitised	16,740	20,330

i) Master trust structures

The Santander UK group makes use of a type of securitisation known as a master trust structure. In this structure, a pool of assets is assigned to a trust company by the asset originator. A funding entity acquires a beneficial interest in the pool of assets held by the trust company with funds borrowed from qualifying structured entities, which at the same time issue asset-backed securities to third-party investors or the Santander UK group. The trust company holds the pool of assets on trust for the funding entity and the originator. The originator holds a beneficial interest over the share of the pool of assets not purchased by the funding entity, known as the seller share.

The Company and its subsidiaries are under no obligation to support any losses that may be incurred by the securitisation companies or holders of the securities and do not intend to provide such further support. Holders of the securities are only entitled to obtain payment of principal and interest to the extent that the resources of the securitisation companies are sufficient to support such payments, and the holders of the securities have agreed in writing not to seek recourse in any other form.

Santander UK plc and its subsidiaries receive payments from the securitisation companies in respect of fees for administering the loans, and payment of deferred consideration for the sale of the loans. Santander UK plc and its subsidiaries have no right or obligation to repurchase any securitised loan, except if certain representations and warranties given by Santander UK plc or its subsidiaries at the time of transfer are breached and, in certain cases, if there is a product switch.

Holmes

Outstanding balances of assets securitised and notes in issue (non-recourse finance) at 31 December 2017 and 2016 were:

				2017			2016
				Issued to			Issued to
				Santander			Santander
		Gross assets	Notes in	UK plc as	Gross assets	Notes in	UK plc as
	Closing date	securitised	issue	collateral	securitised	issue	collateral
Securitisation company	of securitisation	£m	£m	£m	£m	£m	£m
Holmes Master Issuer plc – 2010/1	12 November 2010	–	–	–	318	383	–
Holmes Master Issuer plc – 2011/3	21 September 2011	534	561	–	512	618	–
Holmes Master Issuer plc – 2012/1	24 January 2012	–	–	–	98	118	–
Holmes Master Issuer plc – 2012/2	17 April 2012	–	–	–	585	706	–
Holmes Master Issuer plc – 2012/3	7 June 2012	–	–	–	426	514	–
Holmes Master Issuer plc – 2013/1	30 May 2013	–	–	–	28	–	34
Holmes Master Issuer plc – 2016/1	26 May 2016	694	340	389	1,017	644	584
Holmes Master Issuer plc – 2017/1	16 October 2017	474	499	–	–	–	–
Beneficial interest in mortgages held by Holmes Trustees Ltd		2,597	–	–	2,576	–	–
		4,299	1,400	389	5,560	2,983	618
Less: Held by the Santander UK group			–			–
Total securitisations (See Note 25)			1,400			2,983

Using a master trust structure, Santander UK plc has assigned portfolios of residential mortgages and their related security to Holmes Trustees Limited, a trust company that holds the portfolios of mortgages on trust for Santander UK plc and Holmes Funding Limited. Proceeds from notes issued to third party investors or the Santander UK group by structured entities under the Holmes master trust structure have been loaned to Holmes Funding Limited, which in turn used the funds to purchase its referred beneficial interests in the portfolio of assets held by Holmes Trustees Limited. The minimum value of assets required to be held by Holmes Trustees Limited is a function of the notes in issue under the Holmes master trust structure and Santander UK plc’s required minimum share. The Holmes securitisation companies have placed cash deposits totalling £nil (2016: £231m), which have been accumulated to finance the redemption of a number of securities issued by the Holmes securitisation companies. The share of Holmes Funding Limited in the trust assets is therefore reduced by this amount.

Holmes Funding Limited has a beneficial interest of £1.7bn (2016: £3.0bn) in the residential mortgage loans held by Holmes Trustees Limited, the remaining share of the beneficial interest in residential mortgage loans held by Holmes Trustees Limited belongs to Santander UK plc.

In 2017, £0.5bn (2016: £1.2bn) of mortgage-backed notes were issued from Holmes Master Issuer plc. Mortgage-backed securities totalling £2.0bn (2016: £3.7bn) equivalent were redeemed during the year.

Fosse

Outstanding balances of assets securitised and notes in issue (non-recourse finance) at 31 December 2017 and 2016 were:

				2017			2016
				Issued to			Issued to
				Santander			Santander
		Gross assets	Notes in	UK plc as	Gross assets	Notes in	UK plc as
	Closing date	securitised	issue	collateral	securitised	issue	collateral
Securitisation company	of securitisation	£m	£m	£m	£m	£m	£m
Fosse Master Issuer plc – 2010/1	12 March 2010	–	–	–	446	535	–
Fosse Master Issuer plc – 2011/2	6 December 2011	176	191	34	204	211	34
Fosse Master Issuer plc – 2012/1	22 May 2012	–	–	–	700	738	105
Fosse Master Issuer plc – 2014/1	19 June 2014	–	–	–	366	441	–
Fosse Master Issuer plc – 2015/1	24 March 2015	333	425	–	559	673	–
Beneficial interest in mortgages held by Fosse Master Trust Ltd		5,223	–	–	4,907	–	–
		5,732	616	34	7,182	2,598	139
Less: Held by the Santander UK group			–			–
Total securitisations (See Note 25)			616			2,598

The Fosse Master Trust securitisation structure was established in 2006. Notes were issued by Fosse Master Issuer plc to third party investors and the proceeds loaned to Fosse Funding (No.1) Limited, which in turn used the funds to purchase beneficial interests in mortgages held by Fosse Trustee (UK) Limited. Both Fosse Funding (No.1) Limited and Santander UK plc have a beneficial interest in the mortgages held in trust by Fosse Trustee (UK) Limited. The minimum value of assets required to be held by Fosse Trustee Limited is a function of the notes in issue under the Fosse master trust structure and Santander UK plc’s required minimum share.

Fosse Master Issuer plc has cash deposits totalling £24m (2016: £260m), which have been accumulated to finance the redemption of a number of securities issued by Fosse Master Issuer plc. Fosse Funding (No.1) Limited’s beneficial interest in the assets held by Fosse Trustee (UK) Limited is therefore reduced by this amount.

In 2017 and 2016 there were no mortgage-backed notes issued from Fosse Master Issuer plc. Mortgage-backed notes totalling £1.9bn (2016: £2.9bn) equivalent were redeemed during the year.

Langton

Outstanding balances of assets securitised and notes in issue (non-recourse finance) at 31 December 2017 and 2016 were:

				2017			2016
				Issued to			Issued to
				Santander			Santander
		Gross assets	Notes in	UK plc as	Gross assets	Notes in	UK plc as
	Closing date	securitised	issue	collateral	securitised	issue	collateral
Securitisation company	of securitisation	£m	£m	£m	£m	£m	£m
Langton Securities (2010-1) plc (1)	1 October 2010	986	–	984	987	–	984
Langton Securities (2008-1) plc (2)	23 March 2011	1,373	–	1,371	1,376	–	1,372
Beneficial interest in mortgages held by Langton Master Trust Ltd		1,534	–	–	2,848	–	–
		3,893	–	2,355	5,211	–	2,356

The Langton Master Trust securitisation structure was established in 2008. Notes were issued by the Langton Securities entities to Santander UK plc for the purpose of creating collateral to be used for funding and liquidity. Each entity loaned the proceeds of the Notes issued to Langton Funding (No.1) Limited, which in turn used the funds to purchase a beneficial interest in the mortgages held by Langton Mortgages Trustee (UK) Limited. Both Langton Funding (No.1) Limited and Santander UK plc have a beneficial interest in the mortgages held in trust by Langton Mortgages Trustee (UK) Limited. The minimum value of assets required to be held by Langton Mortgages Trustee Limited (UK) is a function of the notes in issue under the Langton master trust structure and Santander UK plc’s required minimum share.

In 2017 and 2016, there were no issuances from any of the Langton issuing companies. Mortgage-backed notes totalling £nil (2016: £3.4bn) equivalent were redeemed during the year.

ii) Other securitisation structures

The Santander UK group issues notes through pass-through stand-alone vehicles for the securitisation of receivables derived from credit agreements with retail customers for the purchase of financed vehicles.

Motor

Outstanding balances of assets securitised and notes in issue (non-recourse finance) at 31 December 2017 and 2016 were:

				2017			2016
				Issued to			Issued to
				Santander			Santander
				Consumer			Consumer
		Gross assets	Notes in	(UK) plc	Gross assets	Notes in	(UK) plc
	Closing date	securitised	issue	as collateral	securitised	issue	as collateral
Securitisation company	of securitisation	£m	£m	£m	£m	£m	£m
Motor 2014-1 plc	16 April 2014	–	–	–	125	–	136
Motor 2015-1 plc	2 March 2015	164	38	136	436	352	136
Motor 2016-1 plc	15 December 2016	578	300	300	556	298	300
Motor 2017-1 plc	20 September 2017	576	514	78	–	–	–
		1,318	852	514	1,117	650	572
Less: Held by the Santander UK group			–			–
Total securitisations (See Note 25)			852			650

In 2017 there were issuances of £0.5bn (2016: £0.6bn) of asset-backed notes from the Motor securitisation structures. Asset-backed notes totalling £0.3bn (2016: £0.5bn) equivalent were redeemed during the year. In 2016 Motor 2016-1M Limited borrowed £0.2bn through an asset-backed senior loan facility under the Motor securitisation arrangement. This was repaid in full in August 2017.

Auto ABS UK Loans

Outstanding balances of assets securitised and notes in issue (non-recourse finance) at 31 December 2017 and 2016 were:

				2017			2016
				Issued to PSA			Issued to PSA
				Finance UK			Finance UK
		Gross assets	Notes in	Limited	Gross assets	Notes in	Limited
	Closing date	securitised	issue	as collateral	securitised	issue	as collateral
Securitisation company	of securitisation	£m	£m	£m	£m	£m	£m
Auto ABS UK Loans plc	30 April 2017	1,111	925	221	1,260	1,275	113
Auto ABS UK Loans 2017 plc	15 November 2017	387	315	85	–	–	–
		1,498	1,240	306	1,260	1,275	113
Less: Held by the Santander UK group			–			–
Total securitisations (See Note 25)			1,240			1,275

In 2017, asset-backed notes totalling £0.5bn (2016: £0.5bn) were issued from Auto ABS UK Loans plc and £0.4bn (2016: £nil) were issued by Auto ABS UK loans 2017 plc. Asset-backed notes totalling £0.7bn (2016: £0.4bn) were redeemed during the year by Auto ABS UK Loans plc.

b) Covered bonds

Santander UK plc (the Issuer) also issues covered bonds, which are a direct, unsecured and unconditional obligation of the Issuer. The covered bonds benefit from a guarantee from Abbey Covered Bonds LLP. The Issuer makes a term advance to Abbey Covered Bonds LLP equal to the sterling proceeds of each issue of covered bonds. Abbey Covered Bonds LLP uses the proceeds of the term advance to purchase portfolios of residential mortgage loans and their security from Santander UK plc. Under the terms of the guarantee, Abbey Covered Bonds LLP has agreed to pay an amount equal to the guaranteed amounts when the same shall become due for payment but which would otherwise be unpaid by the Issuer.

Outstanding balances of loans and advances assigned to the covered bond programme at 31 December 2017 and 2016 were:

		2017		2016
	Gross assets	Notes in	Gross assets	Notes in
	assigned	issue	assigned	issue
	£m	£m	£m	£m
Euro 35bn Global Covered Bond Programme	19,772	16,866	20,263	17,941
Less: Held by the Santander UK group		(1,067)		(1,313)
Total covered bonds (See Note 25)		15,799		16,628

In 2017, there were issuances of £2.3bn (2016: £2.2bn) from the covered bond programme. Covered bonds totalling £3.3bn (2016: £0.8bn) equivalent were redeemed during the year.